Average Annual Total Returns - DWS Global Macro Fund	Class A before tax Class Inception	Class A before tax 1 Year	Class A before tax 5 Years	Class A before tax 10 Years	Class A After tax on distributions 1 Year	Class A After tax on distributions 5 Years	Class A After tax on distributions 10 Years	Class A After tax on distributions and sale of fund shares 1 Year	Class A After tax on distributions and sale of fund shares 5 Years	Class A After tax on distributions and sale of fund shares 10 Years	Class T before tax Class Inception	Class T before tax 1 Year	Class T before tax 5 Years	Class T before tax 10 Years	Class C before tax Class Inception	Class C before tax 1 Year	Class C before tax 5 Years	Class C before tax 10 Years	Class R before tax Class Inception	Class R before tax 1 Year	Class R before tax 5 Years	Class R before tax 10 Years	INST Class before tax Class Inception	INST Class before tax 1 Year	INST Class before tax 5 Years	INST Class before tax 10 Years	Class S before tax Class Inception	Class S before tax 1 Year	Class S before tax 5 Years	Class S before tax 10 Years	ICE BofA US 3-MonthTreasury Bill Index (reflects no deduction for fees or expenses) 1 Year	ICE BofA US 3-MonthTreasury Bill Index (reflects no deduction for fees or expenses) 5 Years	ICE BofA US 3-MonthTreasury Bill Index (reflects no deduction for fees or expenses) 10 Years
Total	Feb. 28, 2001	(3.88%)	5.31%	4.41%	(3.67%)	4.62%	3.97%	(1.87%)	3.90%	3.39%	Dec. 02, 2019	(0.62%)	6.01%	4.77%	Feb. 28, 2001	1.23%	5.74%	4.24%	Jul. 01, 2003	1.76%	6.28%	4.77%	May 15, 1995	2.27%	6.84%	5.31%	Feb. 28, 2005	2.19%	6.80%	5.25%	0.67%	1.20%	0.64%